Background and general:	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Background and general:
Background and general:

Note A — Organization:

Cubic Energy, Inc., a Texas corporation (the “Company” or “Cubic”), has two wholly owned direct subsidiaries (Cubic Asset Holding, LLC, a Delaware limited liability company (“Cubic Asset Holding”), and Cubic Louisiana Holding, LLC, a Delaware limited liability company (“Cubic Louisiana Holding”)) and two wholly owned indirect subsidiaries (Cubic Asset LLC, a Delaware limited liability company and a direct subsidiary of Cubic Asset Holding (“Cubic Asset”), and Cubic Louisiana, LLC, a Delaware limited liability company and a direct subsidiary of Cubic Louisiana Holding (“Cubic Louisiana”)).  Except where otherwise indicated, references to the Company or Cubic include its subsidiaries. The Company is an independent, upstream energy company engaged in the development and production of, and exploration for, crude oil and natural gas. The Company’s oil and gas assets and activities are concentrated in Louisiana and Texas.

The Company’s corporate strategy with respect to its asset acquisition and development efforts is to position the Company in low risk opportunities while building mainstream high yield reserves. The acquisition of its legacy acreage in DeSoto and Caddo Parishes, managed by Cubic Louisiana, put the Company in a reservoir rich environment in the Hosston, Cotton Valley and Bossier/Haynesville Shale formations, with additional shallow formations to exploit as well. The Company has had success on this acreage with wells drilled, achieving production from the Hosston formation, the Cotton Valley formation and the Bossier/Haynesville Shale formation. The Company’s bolt-on working interests in DeSoto and Caddo Parishes, managed by Cubic Asset, expand the Company’s investment in this environment.

The Company’s recent acquisition of acreage in Leon and Robertson Counties, Texas, puts the Company in the additional reservoir rich environments in the Bossier, Eagle Ford, Woodbine, Austin Chalk, Buda, Glen Rose and Georgetown formations, with additional shallow formations to exploit as well.

Note A - Background and general:

Cubic Energy, Inc. (the “Company”) is engaged in domestic crude oil, natural gas and NGL exploration, development and production, with primary emphasis on the production of oil and gas reserves through the acquisition and development of proved, producing oil and gas properties in the states of Texas and Louisiana.